Stockholders' Equity - Warrants (Details) - Star Peak Energy Transition Corp [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) D $ / shares	Dec. 31, 2020 D $ / shares
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Redemption period		30 days
Threshold business days before sending notice of redemption to warrant holders	3 days	3 days
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants | D	20	20
Threshold consecutive trading days for redemption of public warrants | D	30	30
Threshold business days before sending notice of redemption to warrant holders	3 days	3 days
Redeemable warrants
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public Warrants expiration term	5 years	5 years
Threshold period for filling registration statement after business combination	20 days
Redemption period	30 days
Threshold issue price per share	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days determining volume weighted average price	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment of redemption price of stock based on market value and newly issued price 2 (as a percent)	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days